Segment Information (Details) - USD ($)	6 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Segment Information [Line Items]
Reportable segment	two
Raising capital costs	$ 7,829	$ 7,828
GoGreen [Member]
Segment Information [Line Items]
Raising capital costs	$ 8,000,000